LEASES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
LEASES
Operating lease liabilities, current portion	$ 61,656	$ 91,993	$ 111,303
Operating lease liabilities, long-term	0	0	$ 91,993
Total Operating Lease Liabilities	$ 61,656	$ 91,993